Registration Nos. 033-29697/811-5833

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  /X/

 Post-Effective Amendment No. 81      /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

 Amendment No. 77        /X/

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

Exact Name of Registrant as Specified in Charter

100 East Pratt Street, Baltimore, Maryland 21202
Address of Principal Executive Offices

410-345-2000
Registrant’s Telephone Number, Including Area Code

David Oestreicher

100 East Pratt Street, Baltimore, Maryland 21202
Name and Address of Agent for Service

 It is proposed that this filing will become effective (check appropriate box):

/X/ Immediately upon filing pursuant to paragraph (b)

// On (date) pursuant to paragraph (b)

// 60 days after filing pursuant to paragraph (a)(1)

// On (date) pursuant to paragraph (a)(1)

// 75 days after filing pursuant to paragraph (a)(2)

// On (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

// This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXHIBITS

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	EX-101.PRE

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this May 15, 2018.

 T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

 /s/Edward C. Bernard

By: Edward C. Bernard

 Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Edward C. Bernard	Chairman of the Board	May 15, 2018
Edward C. Bernard	(Chief Executive Officer)

/s/Catherine D. Mathews	Treasurer	May 15, 2018
Catherine D. Mathews	(Chief Financial Officer)
and Vice President

*
Teresa Bryce Bazemore	Director	May 15, 2018

*
Ronald J. Daniels	Director	May 15, 2018

*
Bruce W. Duncan	Director	May 15, 2018

*
Robert J. Gerrard, Jr.	Director	May 15, 2018

*
Paul F. McBride	Director	May 15, 2018

*
Cecilia E. Rouse	Director	May 15, 2018

*
John G. Schreiber	Director	May 15, 2018

/s/Robert W. Sharps	Director and Vice President	May 15, 2018
Robert W. Sharps

*
Mark. R. Tercek	Director	May 15, 2018

*/s/David Oestreicher	Vice President and	May 15, 2018
David Oestreicher	Attorney-In-Fact

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.

T. ROWE PRICE CAPITAL APPRECIATION & INCOME FUND, INC.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY INCOME FUND, INC.

T. ROWE PRICE EQUITY SERIES, INC.

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. ROWE PRICE FLOATING RATE FUND, INC.

T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.

T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GNMA FUND, INC.

T. ROWE PRICE GOVERNMENT MONEY FUND, INC.

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.

T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.

T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND, INC.

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW AMERICA GROWTH FUND, INC.
T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUND, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.

T. ROWE PRICE QUANTITATIVE MANAGEMENT FUNDS, INC.

T. ROWE PRICE REAL ASSETS FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.

T. ROWE PRICE RETIREMENT FUNDS, INC.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.

T. ROWE PRICE STATE TAX-FREE INCOME TRUST

T. ROWE PRICE STATE TAX-FREE FUNDS, INC.

T. ROWE PRICE SUMMIT FUNDS, INC.

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE TOTAL RETURN FUND, INC.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND, INC.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.

T. ROWE PRICE VALUE FUND, INC.

POWER OF ATTORNEY

 RESOLVED, that the Corporation does hereby constitute and authorize Edward C. Bernard, Margery K. Neale, and David Oestreicher, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Corporation/Trust to comply with the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933, as amended, of shares of the Corporation/Trust, to be offered by the Corporation/Trust, and the registration of the Corporation/Trust under the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the name of the Corporation/Trust on its behalf, and to sign the names of each of such directors/trustees and officers on his or her behalf as such director/trustee or officer to any (i) Registration Statement on Form N-1A or N-14 of the Corporation/Trust filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended; (ii) Registration Statement on Form N-1A or N-14 of the Corporation/Trust under the Investment Company Act of 1940, as amended; (iii) amendment or supplement (including, but not limited to, Post-Effective Amendments adding additional series or classes of the Corporation/Trust) to said Registration Statement; and (iv) instruments or documents filed or to be filed as a part of or in connection with such Registration Statement, including Articles Supplementary, Articles of Amendment, and other instruments with respect to the Articles of Incorporation or Master Trust Agreement of the Corporation/Trust.

 IN WITNESS WHEREOF, the above named Corporations/Trusts have caused these presents to be signed and the same attested by its Secretary, each thereunto duly authorized by its Board of Directors/Trustees, and each of the undersigned has hereunto set his or her hand and seal as of the day set opposite his or her name.

ALL CORPORATIONS/TRUSTS /s/Edward C. Bernard
Edward C. Bernard /s/Catherine D. Mathews	Chairman of the Board (Principal Executive Officer) Director/Trustee	April 27, 2017
Catherine D. Mathews /s/Anthony W. Deering	Treasurer (Principal Financial Officer) Vice President	April 27, 2017
Anthony W. Deering /s/Bruce W. Duncan	Director/Trustee	April 27, 2017
Bruce W. Duncan /s/Robert J. Gerrard, Jr.	Director/Trustee	April 27, 2017
Robert J. Gerrard, Jr. /s/Paul F. McBride	Director/Trustee	April 27, 2017
Paul F. McBride /s/Cecilia E. Rouse	Director/Trustee	April 27, 2017
Cecilia E. Rouse /s/John G. Schreiber	Director/Trustee	April 27, 2017
John G. Schreiber /s/Mark R. Tercek	Director/Trustee	April 27, 2017
Mark R. Tercek	Director/Trustee	April 27, 2017

(Signatures Continued)

ROBERT W. SHARPS, Director/Trustee

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CAPITAL APPRECIATION FUND

T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.

T. ROWE PRICE CAPITAL APPRECIATION & INCOME FUND, INC.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND

T. ROWE PRICE EQUITY INCOME FUND, INC.

T. ROWE PRICE EQUITY SERIES, INC.

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.

T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE INDEX TRUST, INC.

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND

T. ROWE PRICE NEW AMERICA GROWTH FUND, INC.

T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.

T. ROWE PRICE QUANTITATIVE MANAGEMENT FUNDS, INC.

T. ROWE PRICE REAL ASSETS FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

T. ROWE PRICE RETIREMENT FUNDS, INC.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.

T. ROWE PRICE VALUE FUND, INC.

/s/Robert W. Sharps

Robert W. Sharps	April 27, 2017

(Signatures Continued)

EDWARD A. WIESE, Director/Trustee

T. ROWE PRICE CALIFORNIA TAX-FREE INCOME TRUST

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. ROWE PRICE FLOATING RATE FUND, INC.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.

T. ROWE PRICE GNMA FUND

T. ROWE PRICE GNMA FUND, INC.

T. ROWE PRICE GOVERNMENT MONEY FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.

T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND, INC.

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE STATE TAX-FREE INCOME TRUST

T. ROWE PRICE STATE TAX-FREE FUNDS, INC.

T. ROWE PRICE SUMMIT FUNDS, INC.

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.

/s/Edward A. Wiese

Edward A. Wiese	April 27, 2017

(Signatures Continued)

ATTEST:

/s/Darrell N. Braman

Darrell N. Braman, Secretary

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.

T. ROWE PRICE CAPITAL APPRECIATION & INCOME FUND, INC.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND, INC.

T. ROWE PRICE EQUITY SERIES, INC.

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. ROWE PRICE FLOATING RATE FUND, INC.

T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.

T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND, INC.

T. ROWE PRICE GOVERNMENT MONEY FUND, INC.

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.

T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.

T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND, INC.

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND, INC.
T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUND, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.

T. ROWE PRICE QUANTITATIVE MANAGEMENT FUNDS, INC.

T. ROWE PRICE REAL ASSETS FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.

T. ROWE PRICE RETIREMENT FUNDS, INC.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.

T. ROWE PRICE STATE TAX-FREE FUNDS, INC.

T. ROWE PRICE SUMMIT FUNDS, INC.

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE TOTAL RETURN FUND, INC.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND, INC.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.

T. ROWE PRICE VALUE FUND, INC.

POWER OF ATTORNEY

 RESOLVED, that the Corporation does hereby constitute and authorize Edward C. Bernard, Margery K. Neale, and David Oestreicher, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Corporation to comply with the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933, as amended, of shares of the Corporation, to be offered by the Corporation, and the registration of the Corporation under the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the name of the Corporation on its behalf, and to sign the names of each of such directors and officers on his or her behalf as such director or officer to any (i) Registration Statement on Form N-1A or N-14 of the Corporation filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended; (ii) Registration Statement on Form N-1A or N-14 of the Corporation under the Investment Company Act of 1940, as amended; (iii) amendment or supplement (including, but not limited to, Post-Effective Amendments adding additional series or classes of the Corporation) to said Registration Statement; and (iv) instruments or documents filed or to be filed as a part of or in connection with such Registration Statement, including Articles Supplementary, Articles of Amendment, and other instruments with respect to the Articles of Incorporation of the Corporation.

 IN WITNESS WHEREOF, the above named Corporations have caused these presents to be signed and the same attested by its Secretary, each thereunto duly authorized by its Board of Directors, and the undersigned has hereunto set his or her hand and seal as of the day set opposite his or her name.

/s/Teresa Bryce Bazemore
Teresa Bryce Bazemore, Director	Date: January 1, 2018

ATTEST:

/s/Darrell N. Braman

Darrell N. Braman, Secretary

T. ROWE PRICE BALANCED FUND, INC.

T. ROWE PRICE BLUE CHIP GROWTH FUND, INC.

T. ROWE PRICE CAPITAL APPRECIATION FUND, INC.

T. ROWE PRICE CAPITAL APPRECIATION & INCOME FUND, INC.

T. ROWE PRICE CAPITAL OPPORTUNITY FUND, INC.

T. ROWE PRICE CORPORATE INCOME FUND, INC.

T. ROWE PRICE CREDIT OPPORTUNITIES FUND, INC.

T. ROWE PRICE DIVERSIFIED MID-CAP GROWTH FUND, INC.

T. ROWE PRICE DIVIDEND GROWTH FUND, INC.

T. ROWE PRICE EQUITY INCOME FUND, INC.

T. ROWE PRICE EQUITY SERIES, INC.

T. ROWE PRICE FINANCIAL SERVICES FUND, INC.

T. ROWE PRICE FIXED INCOME SERIES, INC.

T. ROWE PRICE FLOATING RATE FUND, INC.

T. ROWE PRICE GLOBAL ALLOCATION FUND, INC.

T. ROWE PRICE GLOBAL MULTI-SECTOR BOND FUND, INC.

T. ROWE PRICE GLOBAL REAL ESTATE FUND, INC.

T. ROWE PRICE GLOBAL TECHNOLOGY FUND, INC.

T. ROWE PRICE GNMA FUND, INC.

T. ROWE PRICE GOVERNMENT MONEY FUND, INC.

T. ROWE PRICE GROWTH & INCOME FUND, INC.

T. ROWE PRICE GROWTH STOCK FUND, INC.

T. ROWE PRICE HEALTH SCIENCES FUND, INC.

T. ROWE PRICE HIGH YIELD FUND, INC.

T. ROWE PRICE INDEX TRUST, INC.

T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.

T. ROWE PRICE INSTITUTIONAL EQUITY FUNDS, INC.

T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL FUNDS, INC.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE INTERNATIONAL FUNDS, INC.

T. ROWE PRICE INTERNATIONAL INDEX FUND, INC.

T. ROWE PRICE INTERNATIONAL SERIES, INC.

T. ROWE PRICE LIMITED DURATION INFLATION FOCUSED BOND FUND, INC.

T. ROWE PRICE MEDIA & TELECOMMUNICATIONS FUND, INC.

T. ROWE PRICE MID-CAP GROWTH FUND, INC.

T. ROWE PRICE MID-CAP VALUE FUND, INC.

T. ROWE PRICE MULTI-SECTOR ACCOUNT PORTFOLIOS, INC.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND, INC.

T. ROWE PRICE NEW AMERICA GROWTH FUND, INC.
T. ROWE PRICE NEW ERA FUND, INC.

T. ROWE PRICE NEW HORIZONS FUND, INC.

T. ROWE PRICE NEW INCOME FUND, INC.

T. ROWE PRICE PERSONAL STRATEGY FUNDS, INC.

T. ROWE PRICE QUANTITATIVE MANAGEMENT FUNDS, INC.

T. ROWE PRICE REAL ASSETS FUND, INC.

T. ROWE PRICE REAL ESTATE FUND, INC.

T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.

T. ROWE PRICE RETIREMENT FUNDS, INC.

T. ROWE PRICE SCIENCE & TECHNOLOGY FUND, INC.

T. ROWE PRICE SHORT-TERM BOND FUND, INC.

T. ROWE PRICE SMALL-CAP STOCK FUND, INC.

T. ROWE PRICE SMALL-CAP VALUE FUND, INC.

T. ROWE PRICE SPECTRUM FUND, INC.

T. ROWE PRICE STATE TAX-FREE FUNDS, INC.

T. ROWE PRICE SUMMIT FUNDS, INC.

T. ROWE PRICE SUMMIT MUNICIPAL FUNDS, INC.

T. ROWE PRICE TAX-EFFICIENT FUNDS, INC.

T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.

T. ROWE PRICE TAX-FREE HIGH YIELD FUND, INC.

T. ROWE PRICE TAX-FREE INCOME FUND, INC.

T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.

T. ROWE PRICE TOTAL RETURN FUND, INC.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND, INC.

T. ROWE PRICE U.S. LARGE-CAP CORE FUND, INC.

T. ROWE PRICE U.S. TREASURY FUNDS, INC.

T. ROWE PRICE VALUE FUND, INC.

POWER OF ATTORNEY

 RESOLVED, that the Corporation does hereby constitute and authorize Edward C. Bernard, Margery K. Neale, and David Oestreicher, and each of them individually, their true and lawful attorneys and agents to take any and all action and execute any and all instruments which said attorneys and agents may deem necessary or advisable to enable the Corporation to comply with the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and any rules, regulations, orders or other requirements of the United States Securities and Exchange Commission thereunder, in connection with the registration under the Securities Act of 1933, as amended, of shares of the Corporation, to be offered by the Corporation, and the registration of the Corporation under the Investment Company Act of 1940, as amended, including specifically, but without limitation of the foregoing, power and authority to sign the name of the Corporation on its behalf, and to sign the names of each of such directors and officers on his or her behalf as such director or officer to any (i) Registration Statement on Form N-1A or N-14 of the Corporation filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended; (ii) Registration Statement on Form N-1A or N-14 of the Corporation under the Investment Company Act of 1940, as amended; (iii) amendment or supplement (including, but not limited to, Post-Effective Amendments adding additional series or classes of the Corporation) to said Registration Statement; and (iv) instruments or documents filed or to be filed as a part of or in connection with such Registration Statement, including Articles Supplementary, Articles of Amendment, and other instruments with respect to the Articles of Incorporation of the Corporation.

 IN WITNESS WHEREOF, the above named Corporations have caused these presents to be signed and the same attested by its Secretary, each thereunto duly authorized by its Board of Directors, and the undersigned has hereunto set his or her hand and seal as of the day set opposite his or her name.

/s/Ronald J. Daniels
Ronald J. Daniels, Director	Date: January 1, 2018

ATTEST:

/s/Darrell N. Braman

Darrell N. Braman, Secretary